(212) 318-6054

vadimavdeychik@paulhastings.com

April 4, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli Innovations Trust (the “Trust”)

File Numbers: 333-228684; 811-23395

Dear Sir or Madam:

On behalf of Gabelli Media Mogul Fund, Gabelli Pet Parents’TM Fund, Gabelli Food of All Nations Fund, and Gabelli RBI Fund, each a series of the Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated March 22, 2019. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

Should you have any questions regarding the foregoing, please do not hesitate to contact the undersigned at the number listed above. Thank you.

Very truly yours,

/s/Vadim Avdeychik

Vadim Avdeychik

for Paul Hastings LLP

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase